NEWBUILDINGS - Narrative (Details) $ in Millions	Jun. 28, 2023 USD ($) vessel	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Abstract]
Newbuildings, number of vessels contracted | vessel	2
Newbuildings, option price	$ 234.0
Remaining estimated total commitments		$ 289.9